Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2017	$440,733	$(309,123)	$131,610
Other comprehensive income	175,630	(145,226)	30,404
December 31, 2018	616,363	(454,349)	162,014
Other comprehensive loss	(106,781)	79,022	(27,759)
December 31, 2019	$509,582	$(375,327)	$134,255